Expense Example - Putnam New York Tax Exempt Income Fund - Class T	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	328	493	672	1,192